COLT DEPOSITOR III, LLC ABS-15G

Exhibit 99.19

Exception Detail
Run Date - 03/26/2025 8:24:04 AM

Evolve Loan ID	Deal ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Exception Remediation	Compensating Factors	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
XXXX	4350113162	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Missing Exception Approval for the subject property's condominium project having more than 15% of the total units in the project with more than 60 days past due on their HOA fees. (Actual is XXXX of XXXX units as delinquent, or XXXX% of the total units.		Exception has been approved for the subject property's condominium project having more than 15% of the total units in the project with more than 60 days past due on their HOA fees. Compensating factors are 1) XXXX FICO score 2) Credit paid XXXX 3) More than 6 months reserves 4) XXXX% cash down payment.				XXXX	B	2	XXXX	XXXX	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1
XXXX	4350113163	XXXX	XXXX	XXXX	XXXX	XXXX	Credit	UW Qualifications		UW Qualifications - UW – Exception needed		Minimum loan amount $150,000. Subject loan $XXXX		Compensating factors: In file since XXXX, $XXXX reserves, XXXX years on job, XXXX years at current residence, experienced investor, DSCR XXXX, mortgage history PAA.				XXXX	B	2	XXXX	XXXX	3	1	C	B	C	B	N/A	N/A	A	A		Exempt	1